Note 8 - Right to Use Assets and Lease Liability - Lease Expense (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Operating lease expense	$ 27,729
Short-term lease expense
Variable lease expense
Total Lease Expense	$ 27,729